- Capital Stock (Detail)	1 Months Ended	6 Months Ended
	Mar. 31, 2017 $ / shares	Jun. 30, 2017 USD ($) time $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares
Class of Stock [Line Items]
Preferred stock, share authorized (in shares)		25,000,000		25,000,000
Preferred stock, par value (in usd per share) | $ / shares		$ 1		$ 1
Common stock, share authorized (in shares)		725,000,000		725,000,000
Common stock, par value (in usd per share) | $ / shares		$ 0.001		$ 0.001
Preferred stock, share issued (in shares)		0
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)		100,000
Stock options granted (in shares)		731,405	916,015
Stock option per share value (in usd per share) | $ / shares		$ 10.18	$ 9.44
Restricted stock units
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		343,330	238,609
Fair value of granted stock | $		$ 3,500,000	$ 2,300,000
Vesting period		3 years
Performance shares
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		0	311,691
Fair value of granted stock | $		$ 0	$ 3,600,000
Vesting period		3 years
Number of times performance units to vest, minimum | time		0
Restricted stock awards
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		83,739	67,000
Fair value of granted stock | $		$ 900,000	$ 600,000
Stock option
Class of Stock [Line Items]
Stock option, term		10 years
Vesting period		3 years
Weighted-average grant-date fair value of options granted (in usd per share) | $ / shares	$ 4.71
Expected volatility used in computing fair value of options granted		62.40%
Expected life used in computing fair value of options granted, years		5 years 6 months
Dividend yield used in computing fair value of options granted		2.50%
Risk-free interest rate used in computing fair value of options granted		2.00%
Estimated forfeiture rate used in computing fair value of options granted		7.40%
Period of historical data used to calculate expected volatility in years		5 years